Financial instruments and financial risk management	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Financial instruments and financial risk management
27.	Financial instruments and financial risk management

Fair value measurement of financial instruments is presented through the use of a three-level fair value hierarchy that prioritizes the inputs used in each of the valuation techniques for fair value calculations.

The Group maintains policies and procedures to value instruments using the most relevant data available. The Group recognizes the following financial instruments at fair value:

•

derivative financial instruments, being forward foreign currency and option contracts, measured using a level 2 valuation inputs and valued using a discounted cash flows and suitable option pricing model respectively; and

•	derivative financial instruments, being the embedded derivative relating to the February 2020 Notes, April 2020 Notes and November 2020 Notes, measured using level 2 valuation inputs.

The Group recognizes the following financial liabilities at present value:

•	Put and call option liabilities, associated with the non-controlling interests arising from the transactions with CuriosityChina and Chalhoub, measured using level 3 valuation inputs.

The forward foreign currency and option contacts are measured using level 2 inputs with the key ones being quoted foreign currency exchange rates.

The embedded derivatives relating to the February 2020 Notes, April 2020 Notes and November 2020 Notes are measured using an option pricing model with level 2 inputs, with the key ones being the Group’s share price at the end of the reporting period, the risk-free rate of treasury bonds with similar terms to maturity and the volatility of the Group’s share price.

There have been no significant changes in the measurement and valuation techniques used to value instruments in existence at December 31, 2019, or transfers between levels of the fair value hierarchy used in measuring the fair value of financial instruments, or changes in the classification of financial assets and liabilities. The embedded derivatives relating to the February 2020 Notes and April 2020 Notes recognized during the period ended December 31, 2020 were valued using the Black Scholes option pricing model and the embedded derivative relating to the  November 2020 Notes was valued using the Binomial option pricing model. For both of these models, the key inputs are the Group’s closing share price at December 31, 2020, share price volatility and the risk free rate of US treasury bonds of similar terms to maturity.

February 2020 Notes assumptions

2020
Embedded derivative
Closing share price	$63.81
Risk free rate	0.36%
Expected volatility	36.93%
Remaining life (years)	5.00

If the share price increases by $1, the fair value of the February 2020 Notes embedded derivative would increase and the related fair value remeasurement loss in the consolidated statements of operations would increase by $20.3 million.

If the risk free rate increases by 1%, the fair value of the February 2020 Notes embedded derivative would increase and the related fair value remeasurement loss in the consolidated statements of operations would increase by $11.4 million.

If the expected volatility increases by 1%, the fair value of the February 2020 Notes embedded derivative would increase and the related fair value remeasurement loss in the consolidated statements of operations would increase by $0.6 million.

April 2020 Notes assumptions

2020
Embedded derivative
Closing share price	$63.81
Risk free rate	0.65%
Expected volatility	37.22%
Remaining life (years)	6.33

If the share price increases by $1, the fair value of the April 2020 Notes embedded derivative would increase and the related fair value remeasurement loss in the consolidated statements of operations would increase by $24.2 million.

If the risk-free rate increases by 1%, the fair value of the April 2020 Notes embedded derivative would increase and the related fair value remeasurement loss in the consolidated statements of operations would increase by $20.2 million.

If the expected volatility increases by 1%, the fair value of the April 2020 Notes embedded derivative would increase and the related fair value remeasurement loss in the consolidated statements of operations would increase by $2.3 million.

November 2020 Notes assumptions

2020
Embedded derivative
Closing share price	$63.81
Risk free rate	0.92%
Expected volatility	36.89%
Credit spread (basis points)	344.47

If the share price increases by $1, the fair value of the November 2020 Notes embedded derivative would increase and the relative fair value remeasurement loss in the consolidated statements of operations would increase by $13.7 million.

If the expected volatility increases by 1%, the fair value of the November 2020 Notes embedded derivative would increase and the related fair value remeasurement loss in the consolidated statements of operations would increase by $5.2 million.

If the credit spread increases by 50 basis points, the fair value of the November 2020 Notes embedded derivative would increase and the related fair value remeasurement loss in the consolidated statements of operations would increase by $2.5 million.

The carrying value held at amortized cost and fair value of the Group’s non-current borrowings is shown in the table below:

	Carrying value	Fair value
At December 31, 2020
Non-current borrowings	$635,237	$1,058,306

The put and call option liabilities are measured at the present value of future estimated payment obligations, with the key inputs being the Group’s share price at the end of the reporting period, the risk-free rate of treasury bonds with similar terms to maturity and the volatility of the Group’s share price.

The Group manages its capital to ensure that entities in the Group will be able to continue as going concerns. At December 31, 2020, the capital structure consisted of equity and debt, and the Group was not subject to any externally imposed capital requirements.

The Group has identified two principal risks being market risk (foreign exchange) and liquidity risk.

Details of the significant accounting policies and methods adopted (including the criteria for recognition, the basis of measurement and the bases for recognition of income and expenses) for each class of financial asset, financial liability and equity instrument are disclosed in Note 2.

Categories of financial instruments

Financial assets (in thousands)

	Amortized cost	Amortized cost
	2019	2020
Current
Trade receivables	$41,484	$49,833
Other receivables	120,450	123,492
Cash and cash equivalents	322,429	1,573,421
Non-current
Other receivables	12,388	58,081
Total	$496,751	$1,804,827

	Fair value	Fair value
	2019	2020
Foreign currency derivatives - held at FVTPL	$587	$1,260
Foreign currency derivatives - held as cash flow hedges	2,437	28,982
Derivative financial assets	$3,024	$30,242

Financial liabilities (in thousands)

	Amortized cost	Amortized cost
	2019	2020
Trade payables	$180,270	$277,827
Other payables	11,062	16,642
Total	$191,332	$294,469

	Fair value	Fair value
	2019	2020
Foreign currency derivatives - held at FVTPL	$255	$238
Foreign currency derivatives - held as cash flow hedges	5,346	17,189
Current derivative financial liabilities	$5,601	$17,427

	Fair value	Fair value
	2019	2020
$250.0 million 5% convertible note embedded derivative - held at FVTPL	$-	$1,060,167
$400.0 million 3.75% convertible note embedded derivative - held at FVTPL	-	1,217,491
$600.0 million 0.00% convertible note embedded derivative - held at FVTPL	-	718,562
Non-current derivative financial liabilities	$-	$2,996,220

	Present value	Present value
	2019	2020
Put and call option liabilities	$62,386	$348,937
Total Put and call option liabilities	$62,386	$348,937

With the exception of the Group’s non-current borrowings, the carrying amount of the Group’s financial assets and financial liabilities approximate their fair value.

The notional amounts of the Group’s outstanding foreign currency derivatives at year end are:

	Notional	Notional
	2019	2020
Foreign currency derivatives	$621,095	$1,120,038

The average exchange rate for GBP:USD forward exchange contracts is 1.31 (2019: 1.34), for EUR:USD forward exchange contracts is 1.19 (2019: 1.12), GBP:USD forward currency call option contracts is 1.35 (2019: n/a) and GBP:USD forward currency put option contracts is 1.28 (2019: n/a).

Financial risk management objectives

The Group’s Corporate Treasury function provides services to the business, co-ordinates access to domestic and international financial markets and monitors and manages the financial risks relating to the operations of the Group through internal risk reports which analyze exposures by degree and magnitude of risks. These risks include market risk (including currency risk, interest rate risk and price risk), credit risk and liquidity risk.

The Group seeks to minimize the effects of these risks, where appropriate, by using derivative financial instruments to hedge these risk exposures. The use of financial derivatives is governed by the Group’s policies approved by the board of directors, which provide written principles on foreign exchange risk, interest rate risk, credit risk and the use of derivatives. The Group does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.

Market risk

The Group’s activities expose it primarily to the financial risk of changes in foreign currency exchange rates (see table below, in thousands). The Group enters into derivative financial instruments to manage its exposure to foreign currency risk.

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates.

The Group uses forward currency contracts and foreign exchange option contracts to hedge its foreign currency risks. Where the criteria for hedge accounting are not met, derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value with movements recorded to the statements of operations. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative. Where all relevant criteria are met, hedge accounting is applied to minimize earnings volatility.

	Fair value through profit or loss
	Asset		Liability
	2019	2020	2019	2020
Forward foreign exchange contracts	$587	$1,260	$255	$238
Total	$587	$1,260	$255	$238

	Cashflow hedges
	Asset		Liability
	2019	2020	2019	2020
Forward foreign exchange contracts	$2,437	$28,982	$5,346	$17,189
Total	$2,437	$28,982	$5,346	$17,189

Liquidity risk

The Group monitors its liquidity risk to maintain a balance between continuity of funding and flexibility. This helps the Group achieve timely fulfilment of its obligations while sustaining the growth of the business. We have policies in place for managing liquidity risk, which our finance department implements and periodically review.

The table below (in thousands) analyses the Group’s financial liabilities into relevant groupings based on the remaining period from the reporting date to the contractual maturity date. Amounts due within twelve months equal their carrying balances, as the impact of discounting is not significant.

	Less than one year	Less than one year
	2019	2020
Trade and other payables	$191,332	$294,469
Put and call option liabilities	1,118	-
Total current	$192,450	$294,469

	More than one year	More than one year
	2019	2020
Put and call option liabilities	$61,268	$348,937
Borrowings	-	635,237
Total non-current	$61,268	$984,174

The following table analyses the Group’s non-derivative financial liabilities and net settled derivative financial instruments into relevant maturity groupings, based on the remaining period at the balance sheet to the contractual maturity date. The amounts disclosed in the table are the contracted undiscounted cash flows and may therefore not reconcile to the amounts disclosed on the balance sheet for borrowings and derivative financial instruments.

	Less than twelve months	Between one and three years	Between three and five years	More than five years
At December 31, 2020
Non derivative financial liabilities
Convertible bonds - $250.0 million	$12,500	$25,000	$275,000	$-
Convertible bonds - $400.0 million	15,000	30,000	30,000	422,500
Convertible bonds - $600.0 million	-	-	-	600,000
Put and call option liabilities	-	348,937	-	-
Obligations under leases	33,703	61,296	50,800	61,430
Trade and other payables	371,289	-	-	-
Net settled derivatives
Financial liabilities	1,900	-	-	-
Gross settled derivatives
Financial assets	30,242	-	-	-
Financial liabilities	15,527	-	-	-

	Less than twelve months	Between one and three years	Between three and five years	More than five years
At December 31, 2019
Non derivative financial liabilities
Put and call option liabilities	$1,118	$61,268	$-	$-
Obligations under leases	24,065	44,282	34,705	37,216
Trade and other payables	204,073	-	-	-
Gross settled derivatives
Financial assets	3,024	-	-	-
Financial liabilities	5,601	-	-	-

In the tables above, trade and other payables comprises of trade payables amounting to $277.8 million (2019: $180.3 million), other payables amounting to $16.6 million (2019: $11.1 million) and social security and other taxes of $76.8 million (2019: $12.7 million).

All derivative financial instruments included in trade and other payables have a maturity of less than twelve months.

The put and call option liability associated with the non-controlling interests arising from the transactions with CuriosityChina and Chalhoub. The non-current liability is comprised of $4.6 million and $344.4 million respectively and is expected to mature  in 2022.  See Note 32 for further information relating to the movements in the non-controlling interest.

Credit risk

Credit risk is the risk that financial loss arises from the failure of a consumer to meet its obligations under a contract. Due to the nature of operations the Group does not have significant exposure to credit risk. The trade receivables balance is spread across a large number of different customers. The Group has policies in place to ensure that wholesale sales are made to customers with an appropriate credit history. Sales to retail customers are made in cash or via credit cards. In addition, receivables balances are monitored on an ongoing basis with the result that the Group’s exposure to bad debts is not significant and default rates have been historically low. A customer is deemed to have defaulted when the Group considers that it will not be able to make contractual payments when due.

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. The Group applies a loss allowance to trade and other receivables. As at December 31, 2020 all trade and other receivables were considered current being due within thirty days. The expected loss rate the Group applies for trade and other receivables is 1.0%. The expected loss rates are reviewed annually, or when there is a significant change in external factors potentially impacting credit risk, and are updated where management’s expectations of credit losses change.

The expected loss rates are based on the payment profiles of sales up-to a period of thirty-six months before December 31, 2020 or January 1, 2020 respectively and the corresponding historical credit losses experienced within this period which were not significant. The historical loss rates are adjusted to reflect current and forward looking information on macroeconomic factors affecting the ability of the consumers to settle the receivables. In addition, certain individual customers (where there is objective evidence of credit impairment) have been identified as having a significantly elevated credit risk and have been provided for on a specific basis.

The majority of the Group’s cash and cash equivalents balance is held in money market funds which are regulated by securities and market authorities. These consist of highly rated mutual investment funds which are permitted to diversify portfolio investments through high quality debt securities meeting regulatory mandated requirements. As such, the Group is not exposed to any material credit risk in relation to the cash and cash equivalents balance.

Interest rate risk

The Group is not subject to significant interest rate risk as currently all of its borrowings are subject to a fixed rate of interest (refer to Note 22 for further information).

Capital risk management

The Group’s objective when managing capital is to safeguard the Group’s ability to provide returns for members and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. The Group manages its capital structure and makes adjustments to it, in light of changes to economic conditions and strategic objectives of the Group. The Group raises finance through the issuance of equity and convertible senior notes to private and public investors.

In line with the Group’s objectives, during the year ended December, 31, 2020, the Group issued the February 2020 Notes, April 2020 Notes and November 2020 Notes for total net proceeds of $1,241.9 million.

At December 31, 2020, the Group holds restricted cash of $nil (2019: $12.5 million).

The Group is not subject to any externally imposed capital requirements. The capital structure is as follows (in thousands):

	2019	2020
Total borrowings	$119,318	$3,822,860
Less: cash and cash equivalents	(322,429)	(1,573,421)
Net (cash)/debt	(203,111)	2,249,439
Total equity/(deficit)	1,337,832	(1,676,090)
Total	$1,134,721	$573,349

The table below reconciles the movements in our financing liabilities during the year:

			Non-cash movements
	As at December 31, 2019	Cash movement	Bifurcation of embedded derivative	Foreign exchange movement	Finance costs	Fair value changes & other	As at December 31, 2020
Borrowings - leases	$119,318	$(25,808)	$-	$4,539	$6,757	$86,597	$191,403
Non-current borrowings - convertible notes	-	1,223,042	(641,448)	-	59,299	(5,655)	635,237
Borrowings-related derivative financial instruments	-	-	641,448	-	-	2,354,772	2,996,220
Financing liabilities	$119,318	$1,197,234	$-	$4,539	$66,056	$2,435,714	$3,822,860

Mainly as a result of the losses on items held at fair value and remeasurements during the year, the Company’s total equity decreased from $1,337.8 million as at December 31, 2019 to $(1,676.1) million as at December 31, 2020. The losses on items held at fair value and remeasurements during the year is mainly driven by the year end revaluation of the embedded derivatives relating to the convertible senior notes discussed in note 22 Borrowings. Unless earlier converted, redeemed or repurchased in accordance with their terms, the notes may be settled, at Farfetch’s election and subject to certain exceptions and conditions, in Class A ordinary shares of Farfetch, cash, or a combination of cash and Class A ordinary shares of Farfetch.

The main purpose of the Group’s financial instruments is to finance the Group’s operations.

The main risks from the Group’s financial instruments are currency risk and liquidity risk. The Board reviews and approves policies, which have remained substantially unchanged for the year under review, for managing these risks.

Hedge accounting classification and impact

The Group designates certain forward foreign exchange contracts and foreign exchange option contracts as cash flow hedges of forecast foreign currency revenue and costs. During the current year, losses of $16.4 million (2019: losses of $7.9 million) were removed from the cash flow hedge reserve. A gain of $0.1 million (2019: gain of $0.5 million) was taken to revenue, a gain of $0.8 million (2019: loss of $0.2 million) was taken to cost of revenue and a loss of $18.5 million (2019: a loss of $8.1 million) was taken to selling, general and administration expenses. A gain of $1.2 million (2019: a loss of $0.1 million) was added to inventories in the statements of financial position.

The Group uses a qualitative method for assessing hedge effectiveness. The hedge is assessed at inception and throughout the life of the hedge. Effectiveness between the hedged item and hedging instrument is tested by comparing the critical terms of both items and concluding that they are offsetting. The key sources of risk that could result ineffectiveness include credit risk, a change in the economic relationship between the hedged item and the hedging instrument, a potential change in timing in relation to the hedged item, the currency basis risk, exchange rate volatility and a substantial reduction in the market liquidity for the hedging instrument.

Under the Group’s hedging policy, the critical terms of the foreign currency derivatives must align with the hedged items. The contracts are denominated in the same currency as the highly probable future sales and purchases, which are expected to occur within a maximum 24-month period, therefore determines the hedge relationship to be 1:1.

For further information on the Group’s risk management strategy and hedging activities, please refer to Item 3D. Risk Factors.

Fair value hierarchy

The Group recognizes at fair value the derivative financial instruments, measured using a Level 2 valuation method.

There have been no significant changes in the measurement and valuation techniques, or transfers between levels of the fair value hierarchy used in measuring the fair value of financial instruments, or changes in the classification of financial assets and liabilities.

Put and call option liabilities

The Group records the value of put and call option liabilities at the present-value of probability-weighted future cash flows related to certain performance criteria and the fair value of our common stock at each reporting date.

The estimated value of our put and call option liabilities is based on the present-value of probability-weighted future cash flows related to certain performance criteria and the fair value of our common stock at each reporting date. Changes in the value of the put and call option liability subsequent to the acquisition date, such as changes in the probability assessment and the fair value of our common stock, are recognized in earnings in the period when the change in the estimated fair value occurs. During the year ended December 31, 2019, we recognized initially put and call option liabilities of $105.6 million. Subsequently we recognized a decrease in the fair value of our put and call option liabilities of $43.2 million, in gains on items held at fair value in our consolidated statements of operations, primarily due to a decrease in the fair value of our common stock. During the year ended December 31, 2020, we recognized an increase in the fair value of our put and call option liabilities of $288.9 million.

If the share price increases by $1, the fair value of the put and call option liability relating to Chalhoub would increase and the relative fair value remeasurement loss in the consolidated statements of operations would increase by $11.2 million.

If the expected volatility increases by 1%, the fair of the put and call option liability relating to Chalhoub would increase and the related fair value remeasurement loss in the consolidated statements of operations would increase by $1.8 million.

If the credit spread increases by 50 basis points, the fair value of the put and call option liability relating to Chalhoub would decrease and the related fair value remeasurement loss in the consolidated statements of operations would decrease by $3.4 million.

Financial instruments sensitivity analysis

In managing currency risk the Group aims to reduce the impact of short term fluctuations on its earnings. At the end of each reporting year, the effects of hypothetical changes in currency are as follows.

Foreign exchange rate sensitivity analysis

The table below (in thousands) shows the Group’s sensitivity to U.S. dollars strengthening/weakening by 10%:

	Increase/ (decrease) in profit or loss	Increase/ (decrease) in profit or loss
	2019	2020
10% appreciation of United States dollars	$(21,661)	$24,118
10% depreciation of United States dollars	$26,475	$(29,478)

This analysis reflects the impact on the statements of operations due to financial assets and liabilities held at the balance sheet date and is based on foreign currency exchange rate variances that the Group considers to be reasonably possible at the end of the reporting year. The analysis assumes that all other variables, in particular interest rates, remain constant.

A 10% appreciation of the United States dollar would result in a $0.2 million decrease (2019: $60.9 million decrease) in reserves.

A 10% depreciation of the United States dollar would result in a $4.9 million increase (2019: $74.4 million increase) in reserves.

	Increase/ (decrease) in profit or loss	Increase/ (decrease) in profit or loss
	2019	2020
10% appreciation of GBP	$18,747	$(21,372)
10% depreciation of GBP	$(15,338)	$17,486

This analysis reflects the impact on the statements of operations due to financial assets and liabilities held at the balance sheet date and is based on foreign currency exchange rate variances that the Group considers to be reasonably possible at the end of the reporting year. The analysis assumes that all other variables, in particular interest rates, remain constant.

A 10% appreciation of GBP would result in a $38.4 million increase (2019: $66.4 million increase) in reserves.

A 10% depreciation of GBP would result in a $27.6 million decrease (2019: $54.4 million decrease) in reserves.

	Increase/ (decrease) in profit or loss	Increase/ (decrease) in profit or loss
	2019	2020
10% appreciation of EUR	$(2,791)	$(17,234)
10% depreciation of EUR	$2,284	$14,101

This analysis reflects the impact on the statements of operations due to financial assets and liabilities held at the balance sheet date and is based on foreign currency exchange rate variances that the Group considers to be reasonably possible at the end of the reporting year. The analysis assumes that all other variables, in particular interest rates, remain constant.

A 10% appreciation of EUR would result in a $3.6 million decrease (2019: $12.7 million increase) in reserves.

A 10% depreciation of EUR would result in a $2.9 million increase (2019: $10.4 million decrease) in reserves.